Note 27 - Financial Instruments and Risks - Fair Value Hierarchy (Details) - BRL (R$) R$ in Millions		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Financial asset at fair value through profit or loss		R$ 11.9	R$ 282.8
Derivatives assets at fair value through profit or loss		100.1	18.4
Derivatives - operational hedge		285.1	194.5
		397.1	495.7
Financial liabilities at fair value through profit and loss (i)	[1]	5,764.1	5,106.1
Derivatives liabilities at fair value through profit or loss		16.1	49.9
Derivatives liabilities - operational hedge		201.4	654.8
Derivatives liabilities - fair value hedge			8.7
		5,981.6	5,819.5
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through profit or loss		11.9	282.8
Derivatives assets at fair value through profit or loss		0.1	2.6
Derivatives - operational hedge		4.8	83.6
		16.8	369.0
Financial liabilities at fair value through profit and loss (i)	[1]
Derivatives liabilities at fair value through profit or loss		1.7	9.9
Derivatives liabilities - operational hedge		58.4	78.9
Derivatives liabilities - fair value hedge
		60.1	88.8
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through profit or loss
Derivatives assets at fair value through profit or loss		100.0	15.8
Derivatives - operational hedge		280.3	110.9
		380.3	126.7
Financial liabilities at fair value through profit and loss (i)	[1]
Derivatives liabilities at fair value through profit or loss		14.4	40.0
Derivatives liabilities - operational hedge		143.0	575.9
Derivatives liabilities - fair value hedge			8.7
		157.4	624.6
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through profit or loss
Derivatives assets at fair value through profit or loss
Derivatives - operational hedge

Financial liabilities at fair value through profit and loss (i)	[1]	5,764.1	5,106.1
Derivatives liabilities at fair value through profit or loss
Derivatives liabilities - operational hedge
Derivatives liabilities - fair value hedge
		R$ 5,764.1	R$ 5,106.1

[1]	Refers to the put option granted on subsidiary as described in Note 21 d(4).